Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 483,188	$ 58,234	$ 315,957
Accounts receivable	1,419,557	1,213,991	1,290,637
Inventory Asset	1,284,751	1,216,562	830,504
Other Current Asset	32,829	34,379	34,379
Right to Use Asset	231,000	249,000	249,000
Deposits	16,845	16,845	16,845
Total Current Assets	3,468,169	2,789,011	2,737,322
Fixed Assets
Fixed assets, net	1,035,623	1,169,441	1,477,668
Total Fixed Assets	1,035,623	1,169,441	1,477,668
Other Assets
Intangible Assets	3,408,946	3,468,222	3,680,371
Right to Use Asset	755,752	755,752	861,250
Rent & Utilities Deposit	8,547	11,520	12,421
Total Other Assets	4,173,245	4,235,494	4,554,042
TOTAL ASSETS	8,677,037	8,193,945	8,769,032
Current Liabilities:
Accounts payable	2,970,033	2,809,136	1,409,420
Accrued expenses	973,562	902,442	714,962
Lease Liability	231,000	249,000	249,000
Current portion, notes payable	3,165,824	2,891,023	1,022,364
Current portion, notes payable - related party	450,895	437,995	340,241
Current portion, leases payable	85,377	88,417	119,988
Total Current Liabilities	7,876,690	7,378,012	3,855,976
Long-Term Liabilities:
Notes payable	11,249,083	10,541,853	8,627,129
Notes payable - related party	42,000	42,000	42,000
Lease Liability	745,000	745,000	861,250
Total Long-Term Liabilities	12,036,083	11,328,853	9,530,379
Total Liabilities	19,912,773	18,706,866	13,386,354
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value
Common stock, value	8,916,307	8,415,444	570,033
Additional paid in capital	(3,086,847)	(2,869,593)	4,847,013
Accumulated deficit	(17,070,206)	(16,063,780)	(10,040,367)
Total Stockholders' Equity (Deficit)	(11,235,735)	(10,512,919)	(4,617,321)
Total Liabilities and Stockholders' Equity (Deficit)	8,677,037	8,193,945	8,769,032
Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	5,000	5,000	6,000
Total Stockholders' Equity (Deficit)		5,000	6,000
Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	$ 10	10
Total Stockholders' Equity (Deficit)		$ 10